Digital assets - Summary of Changes in the Fair Value of Digital Assets (Parenthetical) (Detail) $ in Millions	12 Months Ended
Dec. 31, 2024 USD ($)
Digital assets [Abstract]
Cumulative realized gain	$ 4.2
Cumulative realized losses	$ 0.9